Financial Instruments and Related Disclosures - Summary of Detailed Information of Interest Rate Swap Contracts Outstanding and Related Hedged Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Notional principal value £m	750,000,000
Interest rate swap contract [member] | Variable rate borrowings [member]
Disclosure of detailed information about hedged items [line items]
Change in value used for calculating hedge ineffectiveness	£ (3)	£ 6
Balance in cash flow hedge reserve for continuing hedges	£ 1	£ 4
Interest rate swap contract [member] | Not later than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.17%	0.11%
Notional principal value £m	1,449,000,000	637,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 3	£ 0
Fair value assets/ (liabilities) £m	£ (19)	£ (1)
Interest rate swap contract [member] | Between 1 and 2 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.00%	0.13%
Notional principal value £m	0	1,418,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 0	£ (6)
Fair value assets/ (liabilities) £m	£ 0	£ 33